Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:

	2017	2016

Short-term employee benefits	$26,569	$17,673
Share-based compensation	11,525	10,464
Post-employment benefits	5,914	5,910
Termination benefits	916	608

	$44,924	$34,655

(a) Excludes deferred share units held by directors (see note 22).